Corporate information	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Corporate information
1.	Corporate information

1.1.	General information
NaaS Technology Inc. (the “Company”) was incorporated in the Cayman Islands on July 16, 2013 as an exempted company with limited liability. The Company is a holding company. The immediate and ultimate holding company of the Company is Newlinks Technology Limited (“NewLink”) which owns
75.0% of its ordinary shares and is a holding company incorporated in the Cayman Island
s
.
On June 10, 2022, RISE Education Cayman Ltd (“RISE”), the Company’s predecessor, completed the merger and other related transactions (the “Merger Transactions”) with Dada Auto
 (“Dada”),
as a result of which Dada became a wholly-owned subsidiary of RISE and RISE assumed and began conducting the principal business of Dada. The name of the Company was changed from “RISE Education Cayman Ltd” to “NaaS Technology Inc.”.
The “Group” means (i) prior to the completion of the Reorganization, subsidiaries and VIEs of New
L
ink that provided EV charging services in China, (ii) upon and after the completion of the Reorganization, Dada, its subsidiaries, and Kuaidian Power (Beijing) New Energy Technology Co., Ltd. (“Kuaidian Power Beijing”) for the period during which Dada maintained VIE arrangements with Kuaidian Power Beijing, and (iii) upon and after completion of the Merger Transactions, the Company and its subsidiaries.
The consolidated financial statements of the Group for the year ended December 31, 2022 were authorized for issue in accordance with a resolution of the directors on May 1, 2023.

1.2.	History and reorganization of the Group
The EV charging services were launched in 2019 through Chezhubang (Beijing) Technology Co., Ltd. (“Chezhubang Technology”) and its subsidiaries Beijing Chezhubang New Energy Technology Co., Ltd. (“Beijing Chezhubang”) and Kuaidian Power Beijing, which were established by Chezhubang Technology in July 2018 and August 2019, respectively. Chezhubang Technology was controlled by New
L
ink. Kuaidian Power Beijing subsequently acquired Shaanxi Kuaidian Mobility Technology Co., Ltd. (“Shaanxi Kuaidian”) in May 2020. The consideration was immaterial, because no substantial operation was conducted by Shaanxi Kuaidian when acquired.
In July 2019, Dada was established in the Cayman Islands as a holding company to facilitate the Group’s offshore financing.
In September 2020, Kuaidian Power Beijing established a wholly-owned subsidiary, Zhidian Youtong Technology Co., Ltd. (“Zhidian Youtong”).

In February 2021, Cosmo Light (Beijing) New Energy Technology Co., Ltd. (“Cosmo Light”) was established. In April 2021, Xixian New District Constant Energy Joint New Energy Automobile Co., Ltd. (“XXND Automobile”) and Qingdao Hill Matrix New Energy Technology Co., Ltd. (“QHM New Energy”) were established. Ownership interests in Cosmo Light was held by Shandong Cosmo Light Co., Ltd, and XXND Automobile and QHM New Energy were held by Zhejiang Huzhou
Hill

Matrix
Limited
. In September 2021, Beijing Chezhubang acquired 100% of the ownership interest in Shaanxi Kuaidian.
In early 2022, the Company entered into a series of transactions to restructure its organization and its EV charging service business (the “Reorganization”). In connection with the Reorganization, various intermediate holding companies were established, including Fleetin HK Limited in March 2020. Fleetin HK Limited further established Zhejiang Anji Intelligent Electronics Holding Co., Ltd. (“Anji Zhidian”), a wholly-owned subsidiary in China, in December 2021.
As part of the Reorganization, Anji Zhidian acquired 100% of the ownership interest in Beijing Chezhubang from Chezhubang Technology, and Beijing Chezhubang in turn acquired 100% of the ownership interest in Zhidian Youtong. In conjunction therewith the Company acquired: (a) 100% equity interests in Cosmo Light through Shandong Cosmo Light Co., Ltd in March 2022, and (b) 100% equity interests in QHM New Energy through Zhejiang Huzhou Hill Matrix Limited in March 2022, and (c) 80% equity interests in XXND Automobile through Zhejiang Huzhou Hill Matrix Limited in March 2022. Kuaidian Power Beijing entered into a VIE arrangement with Anji Zhidian from January 5, 2022 to April 5, 2022, temporarily, and then Anji Zhidian acquired 100% of the equity interests in Kuaidian Power Beijing as part of the
Reorganization.
Kuaidian Power Beijing entered into a VIE arrangement with Anji Zhidian from January 5, 2022 to April 5, 2022, as a result of which (i) Kuaidian Power Beijing initially became a VIE of Dada Auto, and (ii) Dada Auto became entitled to receive substantially all of the economic benefits generated by Kuaidian Power Beijing as primary beneficiary and was responsible for any and all economic losses Kuaidian Power Beijing incurred.
In April 6, 2022, Anji Zhidian acquired 100% of the equity interests in Kuaidian Power Beijing as part of the Reorganization.

1.3.	Reverse merger
On February 8, 2022, Dada entered into the Merger Agreement among RISE, Dada Merger Sub Limited, a wholly-owned subsidiary of RISE (“Merger Sub”), Dada Merger Sub II Limited, a wholly-owned subsidiary of RISE (“Merger Sub II”). Pursuant to the Merger Agreement, Merger Sub will merge with Dada, with Dada being the surviving company (the “Surviving Company”) and a wholly-owned subsidiary of RISE (the “Merger”), and Data will merge with and into Merger Sub II, with Merger Sub II as the surviving company and a wholly-owned subsidiary of RISE immediately following the consummation of the Merger. RISE was a public shell company prior to the Merger.
As of June 10, 2022, the
Merger was completed and the
existing shareholders of Dada and RISE own
ed
approximately 93% and 7% of the fully-diluted ordinary shares (including no. of shares under Dada ESOP and Rise ESOP) of the combined entity, respectively, immediately following the closing of the Merger. New
L
ink, as the existing shareholders of Dada, holds
a
majority of the voting interest of the combined entity,
and

the election of independent directors is determined by New
L
ink. As the result of the shareholders and board arrangement, Rise is identified as the legal acquirer but accounting acquiree from accounting purpose (“accounting acquiree”) and Dada is identified as legal acquiree but accounting acquirer for accounting purposes (“accounting acquirer”).
As RISE, the legal acquirer and accounting acquiree, does not meet the definition of a business, management concluded that the Merger should be accounted for as a continuation of the financial statements of Dada (the legal subsidiary), together with a deemed issue of shares and a re-capitalization of the equity of Dada in accordance with IFRS 2 Share-based Payment. Dada is the continuing entity and is deemed to have issued shares in exchange for the identifiable net assets held by RISE together with the listing status of RISE. Management concluded that June 10, 2022 is the acquisition date of the Merger. The purchase consideration of RMB1,892 million is the fair value of the deemed issued shares to the original shareholders of
RISE totaling

165,791,964
shares, including the shares reserved for the exercisable options under RISE ESOP plans. The difference between the fair value of the shares deemed to have been issued by Dada to the original shareholders of Rise and the RMB21 million fair value of the RISE’s identifiable net liabilities equaling
RMB
1,913

million is accounted as listing costs, and included in general and administrate expense on the consolidated statements of loss and other comprehensive loss for the year ended December 31, 2022.

1. 4 .	Subsidiaries
The Company’s major subsidiaries as at December 31, 2021 and 2022 are set out below. The country of incorporation or registration is also their principal place of business.

Name of entity	Place of incorporation and kind of legal entity	Date of incorporation/ establishment	Ownership interest held by the Group		Principal activities
			2022	2021
Kuaidian Power Beijing	Beijing, China Limited liability company	August 20, 2019	100%	100%	Online EV charging solutions, innovative and other businesses
Beijing Chezhubang	Beijing, China Limited liability company	July 18, 2018	100%	100%	Online EV charging solutions
Zhidian Youtong	Shandong, China Limited liability company	September 27, 2020	100%	100%	Offline EV charging solutions
Anji Zhidian	Zhejiang, China Limited liability company	December 24, 2021	100%	100%	Online EV charging Solutions
Qingdao Intelligent Electronics	Qingdao, China Limited liability company	June 9, 2022	100%	100%	Offline EV charging Solutions
QHM New Energy	Shandong, China Limited liability company	April 26, 2021	100%	100%	Offline EV charging solutions
Cosmo Light	Beijing, China Limited liability company	February 22, 2021	100%	100%	Online EV charging solutions